Financial Risk Management - Summary of Other Accounts Payable (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Textblock 1 [Abstract]
Beginning balance	₩ 935,739	₩ 1,074,089
Change (Cash flows from operation activities)	156,441	(138,350)
Ending balance	₩ 1,092,180	₩ 935,739